                          Morgan, Lewis & Bockius LLP
                              1800 M Street N.W.
                            Washington, D.C. 20036


August 31, 2000


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Nuveen Municipal Trust (File Nos. 333-14725 and 811-07873)
     ----------------------------------------------------------
     Filing pursuant to Rule 497(j)
     ------------------------------

Ladies and Gentlemen:

On behalf of our client, Nuveen Municipal Trust (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the prospectuses dated August 28, 2000 for the Nuveen High Yield Municipal Bond Fund, All-American Municipal Bond Fund, Insured Municipal Bond Fund, Intermediate Duration Municipal Bond Fund, Intermediate Municipal Bond Fund, and Limited Term Municipal Bond Fund and the Statement of Additional Information also dated August 28, 2000 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those contained in the Trust's Post-Effective Amendment No. 7 which was filed via EDGAR, on August 25, 2000.

Please contact me at (202) 467-7662 should you have any questions or comments concerning this filing.


Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman